FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07851
                                    ---------

             FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
             ----------------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -----------------------------------------------
        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  3/31/07
                           -------



ITEM 1. SCHEDULE OF INVESTMENTS.


Franklin Templeton Fund Allocator Series

QUARTERLY STATEMENTS OF INVESTMENTS
MARCH 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Franklin Templeton 2015 Retirement Target Fund ...........................    3

Franklin Templeton 2025 Retirement Target Fund ...........................    4

Franklin Templeton 2035 Retirement Target Fund ...........................    5

Franklin Templeton 2045 Retirement Target Fund ...........................    6

Franklin Templeton Conservative Target Fund ..............................    7

Franklin Templeton Corefolio Allocation Fund .............................    8

Franklin Templeton Founding Funds Allocation Fund ........................    9

Franklin Templeton Growth Target Fund ....................................   10

Franklin Templeton Moderate Target Fund ..................................   11

Franklin Templeton Perspectives Allocation Fund ..........................   12

Notes to Statements of Investments .......................................   13

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

                      This page intentionally left blank.

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND                                SHARES          VALUE
-----------------------------------------------------------------------------------------------------------
    INVESTMENTS IN UNDERLYING FUNDS a
    LONG TERM INVESTMENTS 98.0%
    DOMESTIC EQUITY 49.6%
  b Franklin Aggressive Growth Fund, Advisor Class ........................           5,500   $     102,086
    Franklin Flex Cap Growth Fund, Advisor Class ..........................           8,882         387,330
    Franklin Natural Resources Fund, Advisor Class ........................           2,607          96,961
    Franklin Real Estate Securities Fund, Advisor Class ...................           4,044         104,502
  b Franklin Small Cap Growth Fund II, Advisor Class ......................          34,197         445,930
    Mutual Shares Fund, Class Z ...........................................          14,365         386,705
                                                                                              -------------
                                                                                                  1,523,514
                                                                                              -------------
    DOMESTIC FIXED INCOME 18.4%
    Franklin Strategic Mortgage Portfolio .................................          16,468         158,418
    Franklin Total Return Fund, Advisor Class .............................          17,195         171,433
    Franklin U.S. Government Securities Fund, Advisor Class ...............          36,456         235,139
                                                                                              -------------
                                                                                                    564,990
                                                                                              -------------
    FOREIGN EQUITY 21.7%
    Franklin Gold and Precious Metals Fund, Advisor Class .................           2,605          88,204
    Mutual European Fund, Class Z .........................................          13,590         357,156
    Templeton China World Fund, Advisor Class .............................           3,089          98,523
    Templeton Foreign Fund, Advisor Class .................................           8,808         122,249
                                                                                              -------------
                                                                                                    666,132
                                                                                              -------------
    FOREIGN FIXED INCOME 8.3%
    Templeton Global Bond Fund, Advisor Class .............................          22,851         253,420
                                                                                              -------------
    TOTAL LONG TERM INVESTMENTS (COST $2,922,308) .........................                       3,008,056
                                                                                              -------------
    SHORT TERM INVESTMENT (COST $13,425) 0.4%
    MONEY MARKET FUND 0.4%
  c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99% ..          13,425          13,425
                                                                                              -------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $2,935,733) 98.4% .........                       3,021,481
    OTHER ASSETS, LESS LIABILITIES 1.6% ...................................                          48,919
                                                                                              -------------
    NET ASSETS 100.0% .....................................................                   $   3,070,400
                                                                                              =============

a     See Note 4 regarding investments in Underlying Funds.

b     Non-income producing for the twelve months ended March 31 2007.

c     The rate shown is the annualized seven-day yield at period end.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 3

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND                                SHARES          VALUE
-----------------------------------------------------------------------------------------------------------
    INVESTMENTS IN UNDERLYING FUNDS a
    LONG TERM INVESTMENTS 97.0%
    DOMESTIC EQUITY 58.2%
  b Franklin Aggressive Growth Fund, Advisor Class ........................           6,810   $     126,397
    Franklin Flex Cap Growth Fund, Advisor Class ..........................          10,367         452,089
    Franklin Natural Resources Fund, Advisor Class ........................           3,049         113,398
    Franklin Real Estate Securities Fund, Advisor Class ...................           4,651         120,172
  b Franklin Small Cap Growth Fund II, Advisor Class ......................          39,733         518,117
    Mutual Shares Fund, Class Z ...........................................          16,748         450,863
                                                                                              -------------
                                                                                                  1,781,036
                                                                                              -------------
    DOMESTIC FIXED INCOME 9.2%
    Franklin Strategic Mortgage Portfolio .................................           8,149          78,391
    Franklin Total Return Fund, Advisor Class .............................           8,983          89,562
    Franklin U.S. Government Securities Fund, Advisor Class ...............          17,578         113,381
                                                                                              -------------
                                                                                                    281,334
                                                                                              -------------
    FOREIGN EQUITY 25.5%
    Franklin Gold and Precious Metals Fund, Advisor Class .................           3,042         102,985
    Mutual European Fund, Class Z .........................................          16,008         420,686
    Templeton China World Fund, Advisor Class .............................           3,618         115,386
    Templeton Foreign Fund, Advisor Class .................................          10,200         141,576
                                                                                              -------------
                                                                                                    780,633
                                                                                              -------------
    FOREIGN FIXED INCOME 4.1%
    Templeton Global Bond Fund, Advisor Class .............................          11,450         126,980
                                                                                              -------------
    TOTAL LONG TERM INVESTMENTS (COST $2,859,070) .........................                       2,969,983
                                                                                              -------------
    SHORT TERM INVESTMENT (COST $40,017) 1.3%
    MONEY MARKET FUND 1.3%
  c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99% ..          40,017          40,017
                                                                                              -------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $2,899,087) 98.3% .........                       3,010,000
    OTHER ASSETS, LESS LIABILITIES 1.7% ...................................                          52,163
                                                                                              -------------
    NET ASSETS 100.0% .....................................................                   $   3,062,163
                                                                                              =============

a     See Note 4 regarding investments in Underlying Funds.

b     Non-income producing for the twelve months ended March 31, 2007.

c     The rate shown is the annualized seven-day yield at period end.


4 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND                                SHARES          VALUE
-----------------------------------------------------------------------------------------------------------
    INVESTMENTS IN UNDERLYING FUNDS a
    LONG TERM INVESTMENTS 93.9%
    DOMESTIC EQUITY 64.2%
  b Franklin Aggressive Growth Fund, Advisor Class ........................           4,461   $      82,797
    Franklin Flex Cap Growth Fund, Advisor Class ..........................           7,054         307,630
    Franklin Natural Resources Fund, Advisor Class ........................           2,040          75,860
    Franklin Real Estate Securities Fund, Advisor Class ...................           3,171          81,938
  b Franklin Small Cap Growth Fund II, Advisor Class ......................          27,197         354,643
    Mutual Shares Fund, Class Z ...........................................          11,211         301,787
                                                                                              -------------
                                                                                                  1,204,655
                                                                                              -------------
    DOMESTIC FIXED INCOME 1.0%
    Franklin Strategic Mortgage Portfolio .................................             520           5,005
    Franklin Total Return Fund, Advisor Class .............................             620           6,185
    Franklin U.S. Government Securities Fund, Advisor Class ...............           1,239           7,994
                                                                                              -------------
                                                                                                     19,184
                                                                                              -------------
    FOREIGN EQUITY 28.2%
    Franklin Gold and Precious Metals Fund, Advisor Class .................           2,077          70,319
    Mutual European Fund, Class Z .........................................          10,798         283,769
    Templeton China World Fund, Advisor Class .............................           2,422          77,244
    Templeton Foreign Fund, Advisor Class .................................           6,940          96,331
                                                                                              -------------
                                                                                                    527,663
                                                                                              -------------
    FOREIGN FIXED INCOME 0.5%
    Templeton Global Bond Fund, Advisor Class .............................             801           8,886
                                                                                              -------------
    TOTAL LONG TERM INVESTMENTS (COST $1,675,061) .........................                       1,760,388
                                                                                              -------------
    SHORT TERM INVESTMENT (COST $54,576) 2.9%
    MONEY MARKET FUND 2.9%
  c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99% ..          54,576          54,576
                                                                                              -------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $1,729,637) 96.8% .........                       1,814,964
    OTHER ASSETS, LESS LIABILITIES 3.2% ...................................                          60,838
                                                                                              -------------
    NET ASSETS 100.0% .....................................................                   $   1,875,802
                                                                                              =============

a     See Note 4 regarding investments in Underlying Funds.

b     Non-income producing for the twelve months ended March 31, 2007.

c     The rate shown is the annualized seven-day yield at period end.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 5

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND                                SHARES          VALUE
-----------------------------------------------------------------------------------------------------------
    INVESTMENTS IN UNDERLYING FUNDS a
    LONG TERM INVESTMENTS 95.5%
    DOMESTIC EQUITY 66.5%
  b Franklin Aggressive Growth Fund, Advisor Class ........................           3,710   $      68,851
    Franklin Flex Cap Growth Fund, Advisor Class ..........................           5,613         244,797
    Franklin Natural Resources Fund, Advisor Class ........................           1,642          61,056
    Franklin Real Estate Securities Fund, Advisor Class ...................           2,493          64,431
  b Franklin Small Cap Growth Fund II, Advisor Class ......................          21,674         282,630
    Mutual Shares Fund, Class Z ...........................................           9,164         246,695
                                                                                              -------------
                                                                                                    968,460
                                                                                              -------------
    FOREIGN EQUITY 29.0%
    Franklin Gold and Precious Metals Fund, Advisor Class .................           1,644          55,657
    Mutual European Fund, Class Z .........................................           8,628         226,747
    Templeton China World Fund, Advisor Class .............................           1,958          62,454
    Templeton Foreign Fund, Advisor Class .................................           5,470          75,925
                                                                                              -------------
                                                                                                    420,783
                                                                                              -------------
    TOTAL LONG TERM INVESTMENTS (COST $1,304,326) .........................                       1,389,243
                                                                                              -------------
    SHORT TERM INVESTMENT (COST $5,078) 0.3%
    MONEY MARKET FUND 0.3%
  c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99% ..           5,078           5,078
                                                                                              -------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $1,309,404) 95.8% .........                       1,394,321
    OTHER ASSETS, LESS LIABILITIES 4.2% ...................................                          61,076
                                                                                              -------------
    NET ASSETS 100.0% .....................................................                   $   1,455,397
                                                                                              =============

a     See Note 4 regarding investments in Underlying Funds.

b     Non-income producing for the twelve months ended March 31, 2007.

c     The rate shown is the annualized seven-day yield at period end.


6 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND                                   SHARES          VALUE
-----------------------------------------------------------------------------------------------------------
    INVESTMENTS IN UNDERLYING FUNDS a
    LONG TERM INVESTMENTS 80.5%
    DOMESTIC EQUITY 28.4%
  b Franklin Aggressive Growth Fund, Advisor Class ........................         347,061   $   6,441,461
    Franklin Flex Cap Growth Fund, Advisor Class ..........................         527,558      23,006,825
    Franklin Natural Resources Fund, Advisor Class ........................         143,550       5,338,639
    Franklin Real Estate Securities Fund, Advisor Class ...................         239,196       6,180,831
  b Franklin Small Cap Growth Fund II, Advisor Class ......................       1,845,163      24,060,924
    Mutual Shares Fund, Class Z ...........................................         847,782      22,822,296
                                                                                              -------------
                                                                                                 87,850,976
                                                                                              -------------
    DOMESTIC FIXED INCOME 27.7%
    Franklin Strategic Mortgage Portfolio .................................       2,271,558      21,852,392
    Franklin Total Return Fund, Advisor Class .............................       2,784,535      27,761,809
    Franklin U.S. Government Securities Fund, Advisor Class ...............       5,586,540      36,033,184
                                                                                              -------------
                                                                                                 85,647,385
                                                                                              -------------
    FOREIGN EQUITY 12.2%
    Franklin Gold and Precious Metals Fund, Advisor Class .................         158,669       5,372,547
    Mutual European Fund, Class Z .........................................         766,534      20,144,514
    Templeton China World Fund, Advisor Class .............................         158,249       5,046,562
    Templeton Foreign Fund, Advisor Class .................................         501,454       6,960,181
                                                                                              -------------
                                                                                                 37,523,804
                                                                                              -------------
    FOREIGN FIXED INCOME 12.2%
    Templeton Global Bond Fund, Advisor Class .............................       3,391,841      37,615,520
                                                                                              -------------
    TOTAL LONG TERM INVESTMENTS (COST $211,328,877) .......................                     248,637,685
                                                                                              -------------
    SHORT TERM INVESTMENT (COST $60,174,780) 19.5%
    MONEY MARKET FUND 19.5%
  c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99% ..      60,174,780      60,174,780
                                                                                              -------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $271,503,657) 100.0% ......                     308,812,465
    OTHER ASSETS, LESS LIABILITIES 0.0% d .................................                          30,613
                                                                                              -------------
    NET ASSETS 100.0% .....................................................                   $ 308,843,078
                                                                                              =============

a     See Note 4 regarding investments in Underlying Funds.

b     Non-income producing for the twelve months ended March 31, 2007.

c     The rate shown is the annualized seven-day yield at period end.

d     Rounds to less than 0.1% of net assets.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 7

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND                                  SHARES          VALUE
-----------------------------------------------------------------------------------------------------------
    INVESTMENTS IN UNDERLYING FUNDS a
    LONG TERM INVESTMENTS 99.9%
    DOMESTIC EQUITY 74.9%
    Franklin Capital Growth Fund, Advisor Class ...........................      15,055,382   $ 181,116,249
    Franklin Growth Fund, Advisor Class ...................................       4,284,315     180,455,349
    Mutual Shares Fund, Class Z ...........................................       6,821,294     183,629,223
                                                                                              -------------
                                                                                                545,200,821
                                                                                              -------------
    FOREIGN EQUITY 25.0%
    Templeton Growth Fund Inc., Advisor Class .............................       7,044,811     182,319,714
                                                                                              -------------
    TOTAL LONG TERM INVESTMENTS (COST $605,003,573) .......................                     727,520,535
                                                                                              -------------
    SHORT TERM INVESTMENT (COST $1,062,264) 0.1%
    MONEY MARKET FUND 0.1%
  b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99% ..       1,062,264       1,062,264
                                                                                              -------------

    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $606,065,837) 100.0% ......                     728,582,799
    OTHER ASSETS, LESS LIABILITIES 0.0% c .................................                        (297,105)
                                                                                              -------------
    NET ASSETS 100.0% .....................................................                   $ 728,285,694
                                                                                              =============

a     See Note 4 regarding investments in Underlying Funds.

b     The rate shown is the annualized seven-day yield at period end.

c     Rounds to less than 0.1% of net assets.


8 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND                             SHARES            VALUE
--------------------------------------------------------------------------------------------------------------
    INVESTMENTS IN UNDERLYING FUNDS a
    LONG TERM INVESTMENTS 99.5%
    DOMESTIC EQUITY 33.3%
    Mutual Shares Fund, Class Z ...........................................     168,462,365   $  4,535,006,877
                                                                                              ----------------
    DOMESTIC HYBRID 33.0%
    Franklin Income Fund, Advisor Class ...................................   1,664,846,350      4,495,085,144
                                                                                              ----------------
    FOREIGN EQUITY 33.2%
    Templeton Growth Fund Inc., Advisor Class .............................     174,307,819      4,511,086,355
                                                                                              ----------------
    TOTAL LONG TERM INVESTMENTS (COST $12,246,830,290) ....................                     13,541,178,376
                                                                                              ----------------
    SHORT TERM INVESTMENT (COST $24,230,577) 0.2%
    MONEY MARKET FUND 0.2%
  b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99% ..      24,230,577         24,230,577
                                                                                              ----------------

    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $12,271,060,867) 99.7% ....                     13,565,408,953
    OTHER ASSETS, LESS LIABILITIES 0.3% ...................................                         39,842,520
                                                                                              ----------------
    NET ASSETS 100.0% .....................................................                   $ 13,605,251,473
                                                                                              ================

a     See Note 4 regarding investments in Underlying Funds.

b     The rate shown is the annualized seven-day yield at period end.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 9

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON GROWTH TARGET FUND                                         SHARES          VALUE
-----------------------------------------------------------------------------------------------------------
    INVESTMENTS IN UNDERLYING FUNDS a
    LONG TERM INVESTMENTS 94.9%
    DOMESTIC EQUITY 55.6%
  b Franklin Aggressive Growth Fund, Advisor Class ........................       1,174,796   $  21,804,214
    Franklin Flex Cap Growth Fund, Advisor Class ..........................       1,705,050      74,357,251
    Franklin Natural Resources Fund, Advisor Class ........................         471,961      17,552,245
    Franklin Real Estate Securities Fund, Advisor Class ...................         713,648      18,440,666
  b Franklin Small Cap Growth Fund II, Advisor Class ......................       5,954,290      77,643,940
    Mutual Shares Fund, Class Z ...........................................       2,685,680      72,298,518
                                                                                              -------------
                                                                                                282,096,834
                                                                                              -------------
    DOMESTIC FIXED INCOME 10.3%
    Franklin Strategic Mortgage Portfolio .................................       1,373,582      13,213,861
    Franklin Total Return Fund, Advisor Class .............................       1,769,721      17,644,121
    Franklin U.S. Government Securities Fund, Advisor Class ...............       3,262,946      21,046,004
                                                                                              -------------
                                                                                                 51,903,986
                                                                                              -------------
    FOREIGN EQUITY 24.3%
    Franklin Gold and Precious Metals Fund, Advisor Class .................         490,351      16,603,272
    Mutual European Fund, Class Z .........................................       2,472,896      64,987,704
    Templeton China World Fund, Advisor Class .............................         549,561      17,525,486
    Templeton Foreign Fund, Advisor Class .................................       1,750,309      24,294,291
                                                                                              -------------
                                                                                                123,410,753
                                                                                              -------------
    FOREIGN FIXED INCOME 4.7%
    Templeton Global Bond Fund, Advisor Class .............................       2,133,023      23,655,223
                                                                                              -------------
    TOTAL LONG TERM INVESTMENTS (COST $383,775,804) .......................                     481,066,796
                                                                                              -------------
    SHORT TERM INVESTMENT (COST $26,469,934) 5.2%
    MONEY MARKET FUND 5.2%
  c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99% ..      26,469,934      26,469,934
                                                                                              -------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $410,245,738) 100.1% ......                     507,536,730
    OTHER ASSETS, LESS LIABILITIES (0.1)% .................................                        (346,179)
                                                                                              -------------
    NET ASSETS 100.0% .....................................................                   $ 507,190,551
                                                                                              =============

a     See Note 4 regarding investments in Underlying Funds.

b     Non-income producing for the twelve months ended March 31, 2007.

c     The rate shown is the annualized seven-day yield at period end.


10 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON MODERATE TARGET FUND                                       SHARES          VALUE
-----------------------------------------------------------------------------------------------------------
    INVESTMENTS IN UNDERLYING FUNDS a
    LONG TERM INVESTMENTS 90.8%
    DOMESTIC EQUITY 39.2%
  b Franklin Aggressive Growth Fund, Advisor Class ........................       1,017,222   $  18,879,646
    Franklin Flex Cap Growth Fund, Advisor Class ..........................       1,438,997      62,754,659
    Franklin Natural Resources Fund, Advisor Class ........................         443,155      16,480,922
    Franklin Real Estate Securities Fund, Advisor Class ...................         632,045      16,332,030
  b Franklin Small Cap Growth Fund II, Advisor Class ......................       4,741,194      61,825,165
    Mutual Shares Fund, Class Z ...........................................       2,287,635      61,583,129
                                                                                              -------------
                                                                                                237,855,551
                                                                                              -------------
    DOMESTIC FIXED INCOME 23.8%
    Franklin Strategic Mortgage Portfolio .................................       3,999,607      38,476,220
    Franklin Total Return Fund, Advisor Class .............................       4,775,536      47,612,095
    Franklin U.S. Government Securities Fund, Advisor Class ...............       9,018,253      58,167,735
                                                                                              -------------
                                                                                                144,256,050
                                                                                              -------------
    FOREIGN EQUITY 16.9%
    Franklin Gold and Precious Metals Fund, Advisor Class .................         382,755      12,960,079
    Mutual European Fund, Class Z .........................................       2,068,989      54,373,034
    Templeton China World Fund, Advisor Class .............................         458,105      14,608,983
    Templeton Foreign Fund, Advisor Class .................................       1,455,131      20,197,215
                                                                                              -------------
                                                                                                102,139,311
                                                                                              -------------
    FOREIGN FIXED INCOME 10.9%
    Templeton Global Bond Fund, Advisor Class .............................       5,981,679      66,336,817
                                                                                              -------------
    TOTAL LONG TERM INVESTMENTS (COST $457,465,891) .......................                     550,587,729
                                                                                              -------------
    SHORT TERM INVESTMENT (COST $56,095,984) 9.3%
    MONEY MARKET FUND 9.3%
  c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99% ..      56,095,984      56,095,984
                                                                                              -------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $513,561,875) 100.1% ......                     606,683,713
    OTHER ASSETS, LESS LIABILITIES (0.1)% .................................                        (371,720)
                                                                                              -------------
    NET ASSETS 100.0% .....................................................                   $ 606,311,993
                                                                                              =============

a     See Note 4 regarding investments in Underlying Funds.

b     Non-income producing for the twelve months ended March 31, 2007.

c     The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 11

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND                               SHARES          VALUE
-----------------------------------------------------------------------------------------------------------
    INVESTMENTS IN UNDERLYING FUNDS a
    LONG TERM INVESTMENTS 99.9%
    DOMESTIC EQUITY 66.4%
    Franklin Flex Cap Growth Fund, Advisor Class ..........................       2,121,539   $  92,520,319
    Mutual Shares Fund, Class Z ...........................................       3,453,307      92,963,011
                                                                                              -------------
                                                                                                185,483,330
                                                                                              -------------
    FOREIGN EQUITY 33.5%
    Templeton Growth Fund Inc., Advisor Class .............................       3,609,057      93,402,408
                                                                                              -------------
    TOTAL LONG TERM INVESTMENTS (COST $252,441,694) .......................                     278,885,738
                                                                                              -------------
    SHORT TERM INVESTMENT (COST $79,517) 0.0% b
    MONEY MARKET FUND 0.0% b
  c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99% ..          79,517          79,517
                                                                                              -------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $252,521,211) 99.9% .......                     278,965,255
    OTHER ASSETS, LESS LIABILITIES 0.1% ...................................                         215,014
                                                                                              -------------
    NET ASSETS 100.0% .....................................................                   $ 279,180,269
                                                                                              =============

a     See Note 4 regarding investments in Underlying Funds.

b     Rounds to less than 0.1% of net assets.

c     The rate shown is the annualized seven-day yield at period end.


12 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Templeton Fund Allocator Series

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Templeton Fund Allocator Series is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company, consisting of ten funds (the Funds). The Funds invest primarily in Franklin Templeton mutual funds (the Underlying Funds).

2. SECURITY VALUATION

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

3. INCOME TAXES

At March 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                  -------------------------------------------------------------
                                                  FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                         2015                 2025                 2035
                                                      RETIREMENT           RETIREMENT            RETIREMENT
                                                     TARGET FUND          TARGET FUND           TARGET FUND
                                                  -------------------------------------------------------------
Cost of investments ...........................   $        2,936,661   $        2,923,314   $        1,733,856
                                                  =============================================================

Unrealized appreciation .......................   $           88,470   $           92,997   $           84,079
Unrealized depreciation .......................               (3,650)              (6,311)              (2,971)
                                                  -------------------------------------------------------------
Net unrealized appreciation (depreciation) ....   $           84,820   $           86,686   $           81,108
                                                  =============================================================

                                                  -------------------------------------------------------------
                                                  FRANKLIN TEMPLETON
                                                         2045          FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                      RETIREMENT          CONSERVATIVE           COREFOLIO
                                                     TARGET FUND          TARGET FUND         ALLOCATION FUND
                                                  -------------------------------------------------------------
Cost of investments ...........................   $        1,311,602   $      271,730,840   $      606,700,863
                                                  =============================================================

Unrealized appreciation .......................   $           84,589   $       38,571,651   $      121,881,936
Unrealized depreciation .......................               (1,870)          (1,490,026)                  --
                                                  -------------------------------------------------------------
Net unrealized appreciation (depreciation) ....   $           82,719   $       37,081,625   $      121,881,936
                                                  =============================================================

                                                  -------------------------------------------------------------
                                                  FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                    FOUNDING FUNDS           GROWTH              MODERATE
                                                   ALLOCATION FUND        TARGET FUND           TARGET FUND
                                                  -------------------------------------------------------------
Cost of investments ...........................   $   12,276,910,182   $      410,575,954   $      513,915,694
                                                  =============================================================

Unrealized appreciation .......................   $    1,288,498,771   $       97,755,236   $       95,193,613
Unrealized depreciation .......................                   --             (794,460)          (2,425,594)
                                                  -------------------------------------------------------------
Net unrealized appreciation (depreciation) ....   $    1,288,498,771   $       96,960,776   $       92,768,019
                                                  =============================================================


                                        Quarterly Statements of Investments | 13

Franklin Templeton Fund Allocator Series

3. INCOME TAXES (CONTINUED)

                                                      ------------------
                                                      FRANKLIN TEMPLETON
                                                         PERSPECTIVES
                                                        ALLOCATION FUND
                                                      ------------------
Cost of investments ...............................   $      252,644,687
                                                      ==================

Unrealized appreciation ...........................   $       26,320,568
Unrealized depreciation ...........................                   --
                                                      ------------------
Net unrealized appreciation (depreciation) ........   $       26,320,568
                                                      ==================

4. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Franklin Advisers (Advisers), the Funds' investment manager, or an affiliate of Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising management or control. At March 31, 2007, the Funds held the following positions which exceed 5% of the Underlying Fund's shares outstanding:

--------------------------------------------------------------------------------
  NAME OF ISSUER                                         % OF SHARES HELD
--------------------------------------------------------------------------------
  FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND
  Franklin Strategic Mortgage Portfolio                        7.85%
  FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND
  Franklin Capital Growth Fund, Advisor Class                 12.23%
  Franklin Growth Fund, Advisor Class                          6.91%
  FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND
  Franklin Income Fund, Advisor Class                          7.96%
  Mutual Shares Fund, Class Z                                 19.20%
  Templeton Growth Fund, Inc., Advisor Class                  12.11%
  FRANKLIN TEMPLETON GROWTH TARGET FUND
  Franklin Aggressive Growth Fund, Advisor Class               8.78%
  Franklin Small Cap Growth Fund II, Advisor Class             7.04%
  FRANKLIN TEMPLETON MODERATE TARGET FUND
  Franklin Aggressive Growth Fund, Advisor Class               7.61%
  Franklin Small Cap Growth Fund II, Advisor Class             5.61%
  Franklin Strategic Mortgage Portfolio                       13.81%
  Franklin Total Return Fund, Advisor Class                    5.63%

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds' investment in the Sweep Money Fund, asset allocation or administrative fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


14 | Quarterly Statements of Investments


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


ITEM 3. EXHIBITS.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    May 24, 2007

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    May 24, 2007








                                Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON FUND ALLOCATOR SERIES;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

May 24, 2007


/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration














I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON FUND ALLOCATOR SERIES;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

May 24, 2007


/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer